UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche CROCI® International Fund
(formerly Deutsche International Fund)

	Shares	Value ($)

Common Stocks 96.1%
Australia 5.7%
BHP Billiton Ltd.	1,961,493	44,293,314
Origin Energy Ltd.	4,891,723	49,796,276
South32 Ltd.*	1,840,692	3,081,989
Woodside Petroleum Ltd.	1,780,045	49,826,561

(Cost $156,707,533)		146,998,140
Austria 1.7%
OMV AG (a) (Cost $50,778,926)	1,544,981	43,885,617
Denmark 1.9%
A P Moller-Maersk AS "B" (Cost $54,497,173)	25,197	48,684,395
Finland 1.9%
Fortum Oyj (a) (Cost $53,715,063)	2,515,448	48,022,848
France 7.4%
Electricite de France SA (a)	2,006,657	49,460,362
GDF Suez	2,359,442	47,758,797
Kering	269,746	47,429,052
Sanofi	472,953	46,383,016

(Cost $201,206,138)		191,031,227
Germany 7.3%
Continental AG	199,879	46,388,246
E.ON SE	3,124,039	46,014,564
K+S AG (Registered)	1,430,698	46,924,196
Siemens AG (Registered)	451,300	47,552,870

(Cost $195,696,806)		186,879,876
Hong Kong 1.9%
CLP Holdings Ltd. (Cost $48,275,284)	5,701,531	49,800,230
Japan 21.8%
Asahi Kasei Corp.	5,194,977	45,878,638
Bridgestone Corp.	1,182,512	49,040,711
Daiichi Sankyo Co., Ltd. (a)	2,814,209	52,979,434
Denso Corp.	1,035,328	53,828,664
JGC Corp.	2,466,554	49,279,412
Mitsui & Co., Ltd.	3,597,406	50,271,059
Nitto Denko Corp.	768,990	59,349,421
Otsuka Holdings Co., Ltd.	1,442,424	45,068,946
Sekisui House Ltd.	3,170,564	52,728,080
Sumitomo Metal Mining Co., Ltd.	3,397,247	52,191,143
Toyota Industries Corp.	815,767	48,978,407

(Cost $519,836,317)		559,593,915
Luxembourg 3.7%
ArcelorMittal (a)	4,659,182	49,708,392
Tenaris SA	3,127,223	45,329,659

(Cost $101,771,903)		95,038,051
Netherlands 2.1%
Koninklijke DSM NV (Cost $51,716,410)	884,733	52,460,843
Singapore 3.7%
Keppel Corp., Ltd.	7,404,003	48,039,864
Singapore Airlines Ltd.	5,502,586	46,303,451

(Cost $99,656,250)		94,343,315
Spain 2.0%
Gas Natural SDG SA (Cost $50,801,478)	2,067,956	50,936,559
Sweden 1.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $54,004,085)	4,377,355	49,198,790
Switzerland 10.1%
ABB Ltd. (Registered)*	2,269,128	49,669,043
Roche Holding AG (Genusschein)	171,403	50,409,274
Sika AG (Bearer)	14,313	49,314,918
Swatch Group AG (Bearer)	112,175	44,593,793
Syngenta AG (Registered)	144,460	65,524,659

(Cost $247,346,599)		259,511,687
United Kingdom 23.0%
Anglo American PLC	2,984,504	46,720,979
Antofagasta PLC	4,078,516	46,461,062
Burberry Group PLC	1,827,636	47,261,304
Centrica PLC	12,238,582	51,931,618
easyJet PLC	1,786,008	43,987,661
GlaxoSmithKline PLC	2,108,450	46,798,429
Rexam PLC	5,634,566	48,118,206
Rio Tinto PLC	1,092,699	47,614,761
Rolls-Royce Holdings PLC*	3,124,669	47,590,145
Smiths Group PLC	2,866,319	52,506,915
SSE PLC	2,073,930	52,651,942
The Weir Group PLC	1,862,782	57,608,392

(Cost $608,878,038)		589,251,414

Total Common Stocks (Cost $2,494,888,003)		2,465,636,907
Other Investment 0.0%
United Kingdom
Rolls-Royce Holdings PLC, Class C* (Cost $632,299)	420,425,904	642,579
Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $90,713,763)	90,713,763	90,713,763
Cash Equivalents 4.3%
Central Cash Management Fund, 0.09% (b) (Cost $110,485,380)	110,485,380	110,485,380

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,696,719,445) †	103.9	2,667,478,629
Other Assets and Liabilities, Net	(3.9)	(100,456,449)

Net Assets	100.0	2,567,022,180

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,697,858,205.  At May 31, 2015, net unrealized depreciation for all securities based on tax cost was $30,379,576.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $72,090,631 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $102,470,207.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $86,667,676, which is 3.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	177,084,000	USD	136,916,922	6/30/2015	1,743,399	Merrill Lynch & Co., Inc.
AUD	5,153,000	USD	3,937,098	6/30/2015	3,659	JPMorgan Chase Securities, Inc.
GBP	367,077,000	USD	565,228,835	6/30/2015	4,313,168	Merrill Lynch & Co., Inc.
HKD	10,761,000	USD	1,387,962	6/30/2015	198	JPMorgan Chase Securities, Inc.
HKD	331,359,000	USD	42,740,669	6/30/2015	7,827	UBS AG
JPY	66,476,161,000	USD	540,403,871	6/30/2015	4,571,770	Merrill Lynch & Co., Inc.
JPY	1,947,516,000	USD	15,729,940	6/30/2015	31,958	JPMorgan Chase Securities, Inc.
SEK	389,716,000	USD	46,004,127	6/30/2015	271,668	Merrill Lynch & Co., Inc.
SEK	11,852,000	USD	1,397,155	6/30/2015	6,344	JPMorgan Chase Securities, Inc.
SGD	125,107,000	USD	92,753,200	6/30/2015	11,964	Merrill Lynch & Co., Inc.
Total unrealized appreciation					10,961,955

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	6,853,000	USD	7,263,766	6/30/2015	(35,590)	JPMorgan Chase Securities, Inc.
CHF	226,107,000	USD	238,796,654	6/30/2015	(2,037,345)	Merrill Lynch & Co., Inc.
DKK	315,712,000	USD	46,283,877	6/30/2015	(233,631)	Merrill Lynch & Co., Inc.
DKK	9,268,000	USD	1,362,458	6/30/2015	(3,103)	JPMorgan Chase Securities, Inc.
EUR	599,941,000	USD	655,395,346	6/30/2015	(3,777,859)	Merrill Lynch & Co., Inc.
EUR	17,245,000	USD	18,906,987	6/30/2015	(40,613)	JPMorgan Chase Securities, Inc.
GBP	10,875,000	USD	16,612,596	6/30/2015	(5,056)	JPMorgan Chase Securities, Inc.
SGD	2,978,000	USD	2,207,201	6/30/2015	(376)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(6,133,573)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At May 31, 2015 the Deutsche CROCI International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Materials	657,642,521	26.7%
Industrials	542,135,786	22.0%
Utilities	396,576,920	16.1%
Consumer Discretionary	390,248,257	15.8%
Health Care	241,639,099	9.8%
Energy	188,838,113	7.6%
Information Technology	49,198,790	2.0%
Total	2,466,279,486	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$146,998,140	$—	$146,998,140
Austria	—	43,885,617	—	43,885,617
Denmark	—	48,684,395	—	48,684,395
Finland	—	48,022,848	—	48,022,848
France	—	191,031,227	—	191,031,227
Germany	—	186,879,876	—	186,879,876
Hong Kong	—	49,800,230	—	49,800,230
Japan	—	559,593,915	—	559,593,915
Luxembourg	—	95,038,051	—	95,038,051
Netherlands	—	52,460,843	—	52,460,843
Singapore	—	94,343,315	—	94,343,315
Spain	—	50,936,559	—	50,936,559
Sweden	—	49,198,790	—	49,198,790
Switzerland	—	259,511,687	—	259,511,687
United Kingdom	—	589,251,414	—	589,251,414
Other Investment (d)	642,579	—	—	642,579
Short-Term Investments (d)	201,199,143	—	—	201,199,143
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	10,961,955	—	10,961,955

Total	$201,841,722	$2,476,598,862	$—	$2,678,440,584

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(6,133,573)	—	$(6,133,573)

Total	$—	$(6,133,573)	$—	$(6,133,573)

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 4,828,382

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015